Capital Structure (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Summary of Net Debt to Adjusted EBITDA

A) Net Debt to Adjusted EBITDA

As at	June 30, 2018	December 31, 2017
Long-Term Debt	9,992	9,513
Less: Cash and Cash Equivalents	(376)	(610)
Net Debt	9,616	8,903

Net Earnings (Loss)	(534)	3,366
Add (Deduct):
Finance Costs	731	725
Interest Income	(41)	(62)
Income Tax Expense (Recovery)	(430)	352
DD&A	2,384	2,030
E&E Impairment	894	890
Unrealized (Gain) Loss on Risk Management	879	729
Foreign Exchange (Gain) Loss, Net	163	(812)
Revaluation (Gain)	-	(2,555)
Re-measurement of Contingent Payment	422	(138)
(Gain) Loss on Discontinuance	(1,591)	(1,285)
(Gain) Loss on Divestitures of Assets	(1)	1
Other (Income) Loss, Net	(3)	(5)
Adjusted EBITDA (1)	2,873	3,236

Net Debt to Adjusted EBITDA	3.3x	2.8x

(1)Calculated on a trailing twelve-month basis. Includes discontinued operations.

Summary of Net Debt to Capitalization	B) Net Debt to Capitalization
As at	June 30, 2018	December 31, 2017
Net Debt	9,616	8,903
Shareholders’ Equity	19,003	19,981
	28,619	28,884
Net Debt to Capitalization	34%	31%